Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 216,364,265	$ 142,714,331	$ 3,799,790
Impairment	(313,446,479)	(121,295,334)	(155,244,350)
Net impairment	(97,082,214)	21,418,997	(151,444,560)
Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	7,547,233
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	43,519,422	14,448,080	3,799,790
Impairment	(1,275,480)	(13,788,470)	3,799,790
Net impairment	42,243,943	659,610	(15,952,092)
Pemex industrial transformation [member] | Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	13,535,526		(5,579,997)
Impairment		(7,955,528)
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	9,391,433	14,448,080	(5,691,005)
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	7,721,233		(8,480,880)
Impairment		(733,307)
Pemex industrial transformation [member] | Cangrejera Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	3,143,924
Pemex industrial transformation [member] | Pajaritos Petrochemical Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(1,275,480)		3,565,355
Pemex industrial transformation [member] | Independencia Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			112,292
Pemex industrial transformation [member] | Arenque gas processor complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			57,039
Pemex industrial transformation [member] | Matapionche Gas Processor Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			$ 65,104
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 2,180,074
Impairment		$ (5,099,635)